Organization and Reorganization - Balance sheet of the group's vie's (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 63,461	$ 10,000	¥ 109,916	$ 17,248	¥ 193,920	¥ 578,558
Other current asset	6,646		7,169
Total current assets	205,709	32,280	311,401
Non-current assets:
Property, equipment and software, net	3,467	544	5,708
Long-term investments	5,357	841	8,949
Other non-current assets	313	49	313
Total non-current assets	147,366	23,125	163,006
TOTAL ASSETS	353,075	55,405	474,407
Current liabilities:
Short-term borrowings	7,000	1,098
Accounts payable	29,577	4,641	21,794
Advance from customers	15,401	2,417	21,466
Salary and welfare benefits payable	39,870	6,256	57,996
Other taxes payable	21,822	3,424	22,992
Short-term operating lease liabilities	2,589	406	5,911	$ 406
Current portion of deferred revenue	4,139	649	4,054
Other current liabilities	27,313	4,286	41,564
Total current liabilities	151,784	23,816	176,164
Non-current liabilities:
Total non-current liabilities	7,981	1,252	11,182
TOTAL LIABILITIES	159,765	$ 25,068	187,346
Consolidated VIEs without recourse to primary beneficiary
Current assets:
Cash and cash equivalents	4,974		20,178
Amount due from the subsidiaries of the Group	91,767		73,036
Other current asset	29,100		18,132
Total current assets	125,841		111,346
Non-current assets:
Property, equipment and software, net	379		578
Long-term investments	5,357		8,949
Other non-current assets	1,025		2,003
Total non-current assets	6,761		11,530
TOTAL ASSETS	132,602		122,876
Current liabilities:
Short-term borrowings	4,000
Accounts payable	395		3,827
Advance from customers	4,321		4,649
Salary and welfare benefits payable	24,047		31,115
Other taxes payable	12,323		12,860
Short-term operating lease liabilities	1,025		1,025
Current portion of deferred revenue	4,139		4,054
Other current liabilities	3,816		8,795
Account due to subsidiaries of the Group	253,003		210,102
Total current liabilities	307,069		276,427
Non-current liabilities:
Total non-current liabilities	98		1,163
TOTAL LIABILITIES	¥ 307,167		¥ 277,590